COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	May 01, 2024	Apr. 01, 2024	Mar. 05, 2024	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment base rent January 1, 2026						$ 43,200
Rent expense				$ 11,510	$ 9,930	$ 22,088	$ 197,415
Long-Term Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term		3 years
Operating lease renewal term		3 years		3 years		3 years
Lease cancellation term		13 months		13 months		13 months
Lease payment base rent January 1, 2026				$ 3,600		$ 3,600
Lease payment base rent January 1, 2027				3,700		3,700
Lease payment base rent January 1, 2028				3,800		3,800
Lease payment base rent January 1, 2028 there after				$ 3,900		$ 3,900
Payment for lease			$ 100,000
Lease payment per month	$ 6,000